EQUITY (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Feb. 07, 2025	Jan. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Subtotal shares		10,592,012,028			10,642,170,228
Total outstanding shares		10,577,012,028			10,596,982,928
Number of treasury shares acquired				4,970,900
Number of cancellation treasury shares issued			50,158,200
Acquisition of shares to be held in treasury	15,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Subtotal shares		5,303,870,781			5,330,304,681
Preference shares [member]
IfrsStatementLineItems [Line Items]
Subtotal shares		5,288,141,247			5,311,865,547
Treasury Common Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares		(7,500,000)			(23,843,100)
Treasury Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares		(7,500,000)			(21,344,200)